Submission	Dec. 19, 2025
Submission [Line Items]
Central Index Key	0000813623
Registrant Name	TOTAL RETURN SECURITIES FUND
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A